Current and deferred taxes - Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current and deferred taxes
IFRS profit/(loss) before income taxes	€ (62,547)	€ (46,264)	€ (12,009)
Theoretical income tax (expense)/income	€ (15,639)	€ 11,568	€ 3,002
Theoretical tax rate	25.00%	25.00%	25.00%
Non-deductible expenses	€ (2,950)	€ (569)	€ (1,409)
Non-taxable income	128	339	5,636
Tax losses of the year for which no deferred tax asset has been recognized	€ (12,828)	(11,341)	(6,610)
Income tax (expense)/income		€ (4)	€ 619
Effective tax rate			(5.00%)
Belgium and Spain
Current and deferred taxes
Theoretical tax rate	25.00%
US
Current and deferred taxes
Theoretical tax rate	26.00%
Federal tax rate	21.00%
State tax rate	5.00%